Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Cash and Cash Equivalents

	At December 31,
	2023	2024	2025
	(in thousands)
Cash at banks	$5,697	$9,085	$6,533
Cash equivalents	8	8	6,853
Short-term deposits	—	53,000	—
Cash, cash equivalents and deposits	$5,705	$62,093	$13,386
Most of the cash, cash equivalents and short-term deposits is held in U.S. dollar and euros as follows:

	At December 31,
	2023	2024	2025
	(in thousands)
U.S. dollar denominated accounts	$5,250	$61,189	$12,758
Euro denominated accounts	91	509	202
GBP denominated accounts	319	130	154
SGP denominated accounts	13	24	10
NIS denominated accounts	1	214	182
CHF denominated accounts	—	—	44
RMB denominated accounts	10	17	22
Other currencies denominated accounts	21	10	14
Cash, cash equivalents and short-term deposits	$5,705	$62,093	$13,386